EARNINGS PER SHARE - Narrative (Details) - shares shares in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Earnings Per Share [Abstract]
Potentially dilutive shares (in shares)	733	480	603